Contingent Liabilities, Commitments, Claims and Liens (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Aug. 13, 2018	Apr. 11, 2017	Nov. 13, 2019	Oct. 31, 2019	May 31, 2015	Dec. 31, 2019	Dec. 31, 2017	Jul. 14, 2019	Feb. 29, 2016
Contingent Liabilities, Commitments, Claims and Liens (Textual)
License agreement pay amount		$ 122
Funds for research development									62
Patent expiration date					Dec. 31, 2029
Commitment payments, description					(i) $25 upon the successful completion of preclinical trials (which milestone was met in November 2016; this milestone was paid in cash in March 2017); (ii) $75 upon the successful completion of a Phase I/IIa trial; and (iii) $75 upon the earlier of generating net revenues of at least $200 from the commercialization of the technology or the approval of the U.S. Food and Drug Administration or the European Medicines Agency, of a drug based on the licensed assets. In each case, and subject to the Company's discretion, the respective milestone payments are payable in cash or equity based on a price per ordinary share of NIS 0.5. The royalty payments are 8% for commercialization and 35% pursuant to a sub-license of the licensed assets. The patent expiration dates of any patents maturing from this application would likely be 2029.
Total annual investment								$ 350
Additional milestone amount			$ 75
Clinical research amount						$ 17
Historical patent costs						133
Letter of demand received from former service				$ 85
Payment of monetary sanction						$ 43	$ 43
Total agreement estimating in amount	$ 835	$ 776